Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 18:-	OTHER ACCOUNTS PAYABLE

a.	Composition

	December 31
	2017	2016
	NIS in millions
Interest payable	286	519
Government institutions	32	72
Deferred income and deposits from tenants	149	229
Employees	68	99
Dividend payable to non-controlling interests	-	101
Payables for real estate transactions	-	334
Other provisions (including for legal proceedings)	177	235
Accrued expenses	203	205
Dividend payable to shareholders of the Company	68	-
Other payables	48	26
	1,031	1,820

b.	As for linkage basis of other accounts payable, see Note 35.